10. Income Taxes (Details - Income by geographic regions) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Loss before income taxes	$ (47,771,162)	$ (1,125,158)	$ (51,342,797)	$ (3,556,387)	$ (12,507,471)	$ (14,307,104)
UNITED KINGDOM
Loss before income taxes					(4,767,363)	(10,003,427)
UNITED STATES
Loss before income taxes					(7,724,418)	(4,040,654)
GERMANY
Loss before income taxes					$ (15,690)	$ (263,023)